UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

42	Statement of Assets and Liabilities

44	Statement of Operations

45	Statements of Changes in Net Assets

46	Financial Highlights

50	Notes to Financial Statements

65	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund

Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/16	6/30/16	1/1/16 - 6/30/16
Class A
Actual	$1,000.00	$1,060.20	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.12
Class B
Actual	$1,000.00	$1,055.90	$8.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.81	$8.12
Class C
Actual	$1,000.00	$1,056.80	$7.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.65	$7.27
Class F
Actual	$1,000.00	$1,060.70	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.28	$3.62
Class I
Actual	$1,000.00	$1,061.40	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.12
Class P
Actual	$1,000.00	$1,060.50	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.37
Class R2
Actual	$1,000.00	$1,058.10	$6.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.12
Class R3
Actual	$1,000.00	$1,058.70	$5.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.62
Class R4
Actual	$1,000.00	$1,059.90	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.32
Class R5
Actual	$1,000.00	$1,062.80	$3.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.07
Class R6
Actual	$1,000.00	$1,061.90	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.23	$2.66

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 1.62% for Class B, 1.45% for Class C, 0.72% for Class F, 0.62% for Class I, 0.87% for Class P, 1.22% for Class R2, 1.12% for Class R3, 0.86% for Class R4, 0.61% for Class R5 and 0.53% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Asset Backed	3.03%
Automotive	1.39%
Banking	6.45%
Basic Industry	14.16%
Capital Goods	4.93%
Consumer Goods	5.94%
Energy	13.78%
Financial Services	2.15%
Foreign Government	3.92%
Healthcare	7.46%
Insurance	1.64%
Leisure	3.41%
Media	4.43%
Mortgage-Backed	1.39%
Municipal	0.13%
Real Estate	1.26%
Retail	5.69%
Service	2.40%
Technology & Electronics	5.82%
Telecommunications	4.80%
Transportation	1.77%
U.S. Government	0.13%
Utility	3.79%
Repurchase Agreement	0.13%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.82%

ASSET-BACKED SECURITIES 2.19%

Automobiles 0.40%
Drive Auto Receivables Trust 2016-BA B†	2.56%		6/15/2020	$7,754	$7,790,704
Drive Auto Receivables Trust 2016-BA C†	3.19%		7/15/2022	7,754	7,774,701
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	16,059	16,363,490
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	4,175	4,196,072
Total					36,124,967

Other 1.79%
ALM XIX LLC 2016-19A C†	4.984%	#	7/15/2028	4,038	4,034,041
ALM XVIII Ltd. 2016-18A C†(a)	5.007%	#	7/15/2027	4,500	4,452,035
Anchorage Capital CLO 7 Ltd. 2015-7A D†	4.272%	#	10/15/2027	3,600	3,334,457
Anchorage Capital CLO 8 Ltd. 2016-8A D†(a)	4.855%	#	7/28/2028	1,750	1,666,875
Anchorage Capital CLO Ltd. 2013-1A C†	4.122%	#	7/13/2025	1,898	1,772,756
BlueMountain CLO Ltd. 2016-1A D†	5.425%	#	4/20/2027	4,200	4,245,361
Guggenheim 5180-2 CLO LP 2015-1A A2B†	3.179%	#	11/25/2027	22,500	22,528,726
JFIN CLO II Ltd. 2015-2A B1†	2.915%	#	10/19/2026	13,500	13,375,203
KKR Financial CLO Ltd. 2013-2A C†	4.369%	#	1/23/2026	3,500	3,303,789
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	4,308	4,328,833
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	5,549	5,594,588
MMAF Equipment Finance LLC 2016-AA A5†	2.21%		12/15/2032	6,500	6,567,006
OHA Loan Funding Ltd. 2013-1A D†	4.219%	#	7/23/2025	4,350	4,066,604
OZLM VIII Ltd. 2014-8A A2A†	2.77%	#	10/17/2026	11,750	11,621,580
Sonic Capital LLC 2016-1A A2†	4.472%		5/20/2046	13,793	13,970,053
Sound Point CLO XI Ltd. 2016-1A D†	5.175%	#	7/20/2028	13,000	12,372,205
Taco Bell Funding LLC 2016 1A A2II†	4.377%		5/25/2046	13,401	13,714,980
Taco Bell Funding LLC 2016-1A A23†	4.97%		5/25/2046	16,082	16,529,917
Voya CLO Ltd. 2016-2A C†(a)	4.932%	#	7/19/2028	5,250	5,132,662
Westcott Park Clo Ltd. 2016-1A D†	5.007%	#	7/20/2028	7,650	7,527,791
Total					160,139,462
Total Asset-Backed Securities (cost $194,294,093)					196,264,429

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares (000)	Fair Value
COMMON STOCKS 13.64%

Aerospace/Defense 0.23%
Huntington Ingalls Industries, Inc.	61	$10,221,265
Northrop Grumman Corp.	46	10,265,335
Total		20,486,600

Auto Parts & Equipment 0.19%
Chassix Holdings, Inc.	607	16,997,596

Automakers 0.11%
Thor Industries, Inc.	150	9,681,932

Banking 0.39%
Comerica, Inc.	316	13,004,401
Cullen/Frost Bankers, Inc.	208	13,266,547
Texas Capital Bancshares, Inc.*	189	8,814,260
Total		35,085,208

Beverages 0.26%
Amplify Snack Brands, Inc.*	313	4,615,614
Molson Coors Brewing Co. Class B	89	8,999,357
Monster Beverage Corp.*	63	10,122,480
Total		23,737,451

Building & Construction 0.21%
Granite Construction, Inc.	307	13,996,513
Primoris Services Corp.	232	4,389,867
Total		18,386,380

Building Materials 0.61%
Beacon Roofing Supply, Inc.*	305	13,862,303
Fortune Brands Home & Security, Inc.	85	4,954,406
GMS, Inc.*	326	7,255,725
Martin Marietta Materials, Inc.	53	10,128,960
U.S. Concrete, Inc.*	148	8,991,412
Vulcan Materials Co.	75	9,085,615
Total		54,278,421

Chemicals 0.54%
Albemarle Corp.	117	9,317,260
FMC Corp.	268	12,409,181
Mosaic Co. (The)	354	9,270,731

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares (000)		Fair Value
Chemicals (continued)
Scotts Miracle-Gro Co. (The) Class A		132	$9,201,694
WR Grace & Co.		115	8,422,005
Total			48,620,871

Consumer/Commercial/Lease Financing 0.10%
Discover Financial Services		169	9,035,542

Discount Stores 0.15%
Amazon.com, Inc.*		19	13,311,963

Diversified Capital Goods 0.20%
Belden, Inc.		143	8,628,322
Illinois Tool Works, Inc.		85	8,853,600
Total			17,481,922

Electric: Integrated 0.10%
IDACORP, Inc.		113	9,200,685

Electronics 0.42%
Applied Materials, Inc.		426	10,203,526
Itron, Inc.*		204	8,788,133
Littelfuse, Inc.		78	9,204,046
Trimble Navigation Ltd.*		392	9,552,409
Total			37,748,114

Energy: Exploration & Production 0.90%
Callon Petroleum Co.*		601	6,746,984
Carrizo Oil & Gas, Inc.*		235	8,409,693
Concho Resources, Inc.*		73	8,703,490
Diamondback Energy, Inc.*		96	8,758,166
Memorial Resource Development Corp.*		558	8,865,455
OGX Petroleo e Gas SA ADR		315	114,556
Parsley Energy, Inc. Class A*		345	9,323,875
Seven Generations Energy Ltd. Class A*(b)	CAD	673	12,844,845
SM Energy Co.		301	8,126,811
WPX Energy, Inc.*		942	8,770,616
Total			80,664,491

Food & Drug Retailers 0.12%
Casey’s General Stores, Inc.		83	10,894,420

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares (000)	Fair Value
Food: Wholesale 0.42%
Blue Buffalo Pet Products, Inc.*	512	$11,960,513
Core-Mark Holding Co., Inc.	242	11,356,802
Ingredion, Inc.	36	4,686,066
WhiteWave Foods Co. (The)*	212	9,968,319
Total		37,971,700

Gaming 0.29%
Boyd Gaming Corp.*	465	8,551,437
Wynn Resorts Ltd.	190	17,190,782
Total		25,742,219

Health Facilities 0.10%
VCA, Inc.*	138	9,303,136

Investments & Miscellaneous Financial Services 0.28%
MarketAxess Holdings, Inc.	73	10,642,989
TransUnion*	296	9,885,633
WisdomTree Investments, Inc.	431	4,221,448
Total		24,750,070

Machinery 0.36%
Middleby Corp. (The)*	80	9,231,525
Toro Co. (The)	153	13,518,943
Xylem, Inc.	214	9,551,528
Total		32,301,996

Media: Content 0.01%
ION Media Networks, Inc.*	4	1,206,938

Medical Products 1.25%
ABIOMED, Inc.*	176	19,271,215
Align Technology, Inc.*	116	9,347,586
Becton, Dickinson & Co.	28	4,807,707
Boston Scientific Corp.*	432	10,087,871
C.R. Bard, Inc.	40	9,454,137
Charles River Laboratories International, Inc.*	53	4,352,832
DENTSPLY SIRONA, Inc.	154	9,580,093
Edwards Lifesciences Corp.*	181	18,060,804
Glaukos Corp.*	155	4,522,716
Intuitive Surgical, Inc.*	21	13,894,901

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares (000)		Fair Value
Medical Products (continued)
Thermo Fisher Scientific, Inc.		62	$9,098,174
Total			112,478,036

Metals/Mining (Excluding Steel) 1.01%
Anglo American plc(b)	GBP	979	9,594,643
Fresnillo plc(b)	GBP	670	14,754,301
Goldcorp, Inc. (Canada)(c)		719	13,748,023
Mirabela Nickel Ltd.*(b)	AUD	31,268	233,195
Newmont Mining Corp.		352	13,771,688
Silver Wheaton Corp. (Canada)(c)		602	14,159,648
Teck Resources Ltd. Class B (Canada)(c)		747	9,833,104
U.S. Silica Holdings, Inc.		413	14,226,803
Total			90,321,405

Non-Electric Utilities 0.21%
American Water Works Co., Inc.		109	9,187,505
Aqua America, Inc.		280	9,995,569
Total			19,183,074

Oil Field Equipment & Services 0.48%
Core Laboratories NV (Netherlands)(c)		73	8,983,140
Halliburton Co.		208	9,429,378
Helmerich & Payne, Inc.		134	8,986,358
Patterson-UTI Energy, Inc.		728	15,519,254
Total			42,918,130

Packaging 0.10%
Avery Dennison Corp.		116	8,695,069

Personal & Household Products 0.11%
Pool Corp.		109	10,261,118

Pharmaceuticals 0.67%
ACADIA Pharmaceuticals, Inc.*		339	11,014,587
Bristol-Myers Squibb Co.		136	10,039,428
Juno Therapeutics, Inc.*		209	8,022,120
Nevro Corp.*		134	9,869,752
Penumbra, Inc.*		80	4,783,800
Seattle Genetics, Inc.*		142	5,755,313
Spark Therapeutics, Inc.*		208	10,641,585
Total			60,126,585

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2016

	Shares	Fair
Investments	(000)	Value
Property & Casualty 0.10%
Chubb Ltd. (Switzerland)(c)	71	$9,241,197

Rail 0.10%
Kansas City Southern	98	8,783,775

Real Estate Investment Trusts 0.33%
Digital Realty Trust, Inc.	83	9,009,549
DuPont Fabros Technology, Inc.	215	10,237,739
QTS Realty Trust, Inc. Class A	177	9,897,936
Total		29,145,224

Recreation & Travel 0.21%
Six Flags Entertainment Corp.	155	8,958,490
Vail Resorts, Inc.	70	9,730,148
Total		18,688,638

Restaurants 0.40%
Dave & Buster’s Entertainment, Inc.*	191	8,913,495
Panera Bread Co. Class A*	41	8,658,385
Restaurant Brands International, Inc. (Canada)(c)	210	8,727,763
Shake Shack, Inc. Class A*	267	9,735,225
Total		36,034,868

Software/Services 0.78%
Adobe Systems, Inc.*	93	8,946,595
Arista Networks, Inc.*	71	4,601,882
Ellie Mae, Inc.*	111	10,161,694
Facebook, Inc. Class A*	122	13,890,391
Genpact Ltd.*	346	9,283,688
MSCI, Inc.	117	9,011,086
Tencent Holdings Ltd.(b)	HKD 407	9,327,269
Veeva Systems, Inc. Class A*	129	4,410,010
Total		69,632,615

Specialty Retail 0.65%
Burlington Stores, Inc.*	158	10,524,169
Carter’s, Inc.	93	9,917,042
Columbia Sportswear Co.	160	9,189,138
Deckers Outdoor Corp.*	165	9,508,804
Moncler SpA(b)	EUR 521	8,228,554

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Shares		Fair
Investments			(000)		Value
Specialty Retail (continued)
SiteOne Landscape Supply, Inc.*				320	$10,863,204
Total					58,230,911

Steel Producers/Products 0.22%
Reliance Steel & Aluminum Co.				117	8,992,994
Worthington Industries, Inc.				248	10,499,452
Total					19,492,446

Support: Services 0.11%
Equifax, Inc.				78	10,027,655

Technology Hardware & Equipment 0.37%
Broadcom Ltd. (Singapore)(c)				56	8,667,280
NVIDIA Corp.				314	14,756,909
Silicon Motion Technology Corp. ADR				198	9,447,622
Total					32,871,811

Telecommunications: Wireless 0.18%
Communications Sales & Leasing, Inc.				224	6,479,293
T-Mobile US, Inc.*				214	9,264,973
Total					15,744,266

Telecommunications: Wireline Integrated & Services 0.37%
CyrusOne, Inc.				164	9,101,467
Dycom Industries, Inc.*				153	13,761,824
Equinix, Inc.				27	10,324,862
Total					33,188,153
Total Common Stocks (cost $1,103,729,080)					1,221,952,631

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)

CONVERTIBLE BONDS 0.29%

Automakers 0.10%
Tesla Motors, Inc.	0.25%	3/1/2019		$10,080	8,971,200

Energy: Exploration & Production 0.12%
Chesapeake Energy Corp.	2.50%	5/15/2037		10,040	9,362,300
Oleo e Gas Participacoes SA(b)(d)	10.00%	6/1/2016	BRL	254	444,546
Oleo e Gas Participacoes SA(b)(d)	10.00%	6/1/2016	BRL	201	352,239
Total					10,159,085

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Specialty Retail 0.07%
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020	$8,559	$6,462,045
Total Convertible Bonds (cost $26,353,535)				25,592,330

	Dividend	Shares
	Rate	(000)

CONVERTIBLE PREFERRED STOCKS 0.30%

Electric: Integrated 0.10%
Black Hills Corp. Unit	Zero Coupon	135	9,441,658

Energy: Exploration & Production 0.10%
Southwestern Energy Co.	6.25%	284	8,546,895

Software/Services 0.10%
Mandatory Exchangeable Trust†	5.75%	89	9,129,586
Total Convertible Preferred Stocks (cost $26,375,363)			27,118,139

			Principal
	Interest		Amount
	Rate		(000)

FLOATING RATE LOANS(e) 2.98%

Auto Parts & Equipment 0.09%
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$8,097	8,036,175

Chemicals 0.10%
Kraton Polymers LLC Initial Term Loan	6.00%	1/6/2022	8,700	8,587,640

Diversified Capital Goods 0.30%
Duke Finance LLC 1st Lien Dollar Term Loan B	7.00%	10/28/2022	9,721	9,185,945
Sensus USA, Inc. Term Loan	6.50%	4/5/2023	17,950	17,860,250
Total				27,046,195

Electric: Generation 0.05%
Moxie Liberty LLC Construction Term Loan B1	7.50%	8/21/2020	4,326	4,228,665

Electric: Integrated 0.11%
EFS Cogen Holdings I LLC Advance Term Loan B	5.25%	6/28/2023	9,650	9,686,187

Energy: Exploration & Production 0.40%
California Resources Corp. Term Loan	–(f)	9/24/2019	11,298	10,428,054
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	16,393	14,871,467
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	6,544	5,807,580

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	$17,180	$4,810,400
Total				35,917,501

Gaming 0.40%
Amaya Holdings B.V. 1st Lien Initial Term Loan B (Netherlands)(c)	5.00%	8/1/2021	9,162	8,906,065
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	11,165	10,712,477
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	17,230	16,023,900
Total				35,642,442

Health Services 0.05%
ATI Holdings Acquisition, Inc. 1st Lien Iniitial Term Loan	5.50%	5/10/2023	4,414	4,422,276

Metals/Mining (Excluding Steel) 0.42%
Fairmount Santrol, Inc. Tranche Term Loan B2	4.50%	9/5/2019	6,238	5,093,048
FMG Resources Pty Ltd. Term Loan (Australia)(c)	4.25%	6/30/2019	19,259	18,488,247
Murray Energy Corp. Term Loan B2	7.50%	4/16/2020	11,992	8,814,247
Oxbow Carbon LLC 2013 Tranche Term Loan B	4.25%	7/19/2019	195	193,305
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%	1/17/2020	5,820	5,536,275
Total				38,125,122

Oil Field Equipment & Services 0.04%
FTS International, Inc. Initial Term Loan	–(f)	4/16/2021	9,063	3,592,796

Personal & Household Products 0.17%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	18,276	15,077,777

Recreation & Travel 0.10%
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(c)	7.75%	7/29/2022	9,195	8,769,731

Specialty Retail 0.19%
CWGS Group LLC Term Loan	5.75%	2/20/2020	8,398	8,353,111
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	11,654	9,106,494
Total				17,459,605

Support: Services 0.36%
BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020	6,904	6,334,244
TruGreen Limited Partnership 1st Lien Initial Term Loan	6.50%	4/13/2023	7,175	7,219,844

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Support: Services (continued)
University Support Services LLC Term Loan	6.25%	7/6/2022			$19,210	$19,161,975
Total						32,716,063

Telecommunications: Wireline Integrated & Services 0.20%
Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019			9,498	9,498,745
Windstream Services LLC Tranche B6 Term Loan	5.75%	3/29/2021			8,331	8,312,917
Total						17,811,662
Total Floating Rate Loans (cost $273,406,840)						267,119,837

FOREIGN BONDS(b) 0.48%

Mexico 0.12%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028		MXN	194,760	11,067,622

Netherlands 0.11%
Hema Bondco I BV†	6.25%	6/15/2019		EUR	11,825	10,027,453

Spain 0.15%
Banco Popular Espanol SA	11.50%	–	(g)	EUR	11,800	13,015,404

United Kingdom 0.10%
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	6,725	8,572,165
Total Foreign Bonds (cost $48,463,697)						42,682,644

FOREIGN GOVERNMENT OBLIGATIONS 4.37%

Angola 0.11%
Republic of Angola†(c)	9.50%	11/12/2025			$9,710	9,661,450

Argentina 0.81%
City of Buenos Aires†(c)	7.50%	6/1/2027			5,475	5,721,375
City of Buenos Aires†(c)	8.95%	2/19/2021			8,675	9,716,000
Provincia de Mendoza†(c)	8.375%	5/19/2024			11,654	12,120,160
Provincia of Neuquen†(c)	8.625%	5/12/2028			7,738	8,144,245
Republic of Argentina†(c)	7.50%	4/22/2026			4,675	5,065,363
Republic of Argentina†(c)	7.625%	4/22/2046			6,025	6,522,062
Republic of Argentina(c)	8.75%	5/7/2024			22,400	25,734,800
Total						73,024,005

Armenia 0.15%
Abu Dhabi Government International†(c)	3.125%	5/3/2026			12,745	13,165,713

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Australia 0.47%
Australian Government(b)	4.25%	4/21/2026	AUD	26,802	$24,011,505
Queensland Treasury Corp.†(b)	4.00%	6/21/2019	AUD	22,400	17,745,747
Total					41,757,252

Bahamas 0.11%
Commonwealth of Bahamas†(c)	5.75%	1/16/2024		$9,025	9,476,250

Bermuda 0.25%
Government of Bermuda†	4.138%	1/3/2023		11,720	12,218,100
Government of Bermuda†	4.854%	2/6/2024		9,225	9,916,875
Total					22,134,975

Brazil 0.27%
Federal Republic of Brazil†(c)	5.333%	2/15/2028		10,540	9,459,650
Federal Republic of Brazil(c)	6.00%	4/7/2026		13,232	14,389,800
Total					23,849,450

Canada 0.42%
Province of British Columbia Canada(b)	2.85%	6/18/2025	CAD	44,800	37,831,805

Cayman Islands 0.07%
Cayman Islands Government†	5.95%	11/24/2019		$5,280	5,966,400

Cyprus 0.24%
Republic of Cyprus(b)	4.75%	6/25/2019	EUR	18,200	21,643,180

Dominican Republic 0.25%
Dominican Republic†(c)	6.85%	1/27/2045		$21,835	22,708,400

Ethiopia 0.15%
Republic of Ethiopia†(c)	6.625%	12/11/2024		14,500	13,593,750

Gabon 0.10%
Republic of Gabon†(c)	6.375%	12/12/2024		10,700	9,255,500

Greece 0.10%
Hellenic Republic†(b)	4.75%	4/17/2019	EUR	8,967	9,025,552

Honduras 0.11%
Honduras Government†(c)	7.50%	3/15/2024		$9,100	9,919,000

Jamaica 0.35%
Government of Jamaica(c)	6.75%	4/28/2028		13,650	14,366,625
Government of Jamaica(c)	7.625%	7/9/2025		9,550	10,696,000

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Jamaica (continued)
Government of Jamaica(c)	8.00%	3/15/2039	$6,190	$6,809,000
Total				31,871,625

Paraguay 0.16%
Republic of Paraguay†(c)	4.625%	1/25/2023	8,800	9,196,000
Republic of Paraguay†(c)	5.00%	4/15/2026	4,800	5,076,000
Total				14,272,000

Qatar 0.16%
State of Qatar†(c)	4.625%	6/2/2046	13,425	14,654,569

Sri Lanka 0.09%
Republic of Sri Lanka†(c)	6.25%	10/4/2020	3,600	3,681,454
Republic of Sri Lanka†(c)	6.25%	7/27/2021	4,300	4,340,957
Total				8,022,411
Total Foreign Government Obligations (cost $370,267,523)				391,833,287

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.94%
Federal National Mortgage Assoc.(h) (cost $83,151,562)	3.00%	TBA	81,000	84,065,957

HIGH YIELD CORPORATE BONDS 72.61%

Advertising 0.33%
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	13,499	13,566,495
Lamar Media Corp.†	5.75%	2/1/2026	4,938	5,150,976
Southern Graphics, Inc.†	8.375%	10/15/2020	11,075	11,130,375
Total				29,847,846

Aerospace/Defense 0.67%
Aerojet Rocketdyne Holdings, Inc.	7.125%	3/15/2021	15,000	15,828,750
CPI International, Inc.	8.75%	2/15/2018	12,156	12,125,610
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	7,725	8,111,250
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	4,497	4,766,820
Lockheed Martin Corp.	4.70%	5/15/2046	7,948	9,408,715
TransDigm, Inc.	6.50%	7/15/2024	9,399	9,581,153
Total				59,822,298

Air Transportation 0.21%
Air Canada (Canada)†(c)	7.75%	4/15/2021	10,183	10,615,777
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(c)	4.125%	12/15/2027	7,986	8,235,563
Total				18,851,340

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment 0.52%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		$11,902	$10,473,760
International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018		10,028	10,078,140
MPG Holdco I, Inc.	7.375%	10/15/2022		8,530	8,423,375
Nemak SA de CV (Mexico)†(c)	5.50%	2/28/2023		5,611	5,835,440
TI Group Automotive Systems LLC†	8.75%	7/15/2023		12,004	11,823,940
Total					46,634,655

Automakers 0.10%
BMW US Capital LLC†	2.80%	4/11/2026		8,935	9,176,468
General Motors Co.(d)	8.375%	–	(g)	15,000	1,500
Total					9,177,968

Banking 6.18%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%	7/28/2025		21,251	22,140,992
Ally Financial, Inc.	5.75%	11/20/2025		22,037	22,174,731
Ally Financial, Inc.	8.00%	11/1/2031		7,240	8,416,500
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(c)	6.75%	–	(g)	19,085	19,738,604
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	9.00%	–	(g)	9,000	9,003,519
Banco Bradesco SA†	5.90%	1/16/2021		8,979	9,380,541
Bank of America Corp.	4.20%	8/26/2024		7,900	8,180,418
Bank of America Corp.	4.25%	10/22/2026		17,787	18,485,122
Bank of America Corp.	6.50%	–	(g)	7,000	7,463,750
Bank of America Corp.	8.00%	–	(g)	7,000	6,965,000
BankUnited, Inc.	4.875%	11/17/2025		22,890	23,810,933
Citigroup, Inc.	4.45%	9/29/2027		16,466	16,999,251
Citizens Financial Group, Inc.	4.35%	8/1/2025		7,971	8,403,754
Citizens Financial Group, Inc.	5.50%	–	(g)	14,385	13,826,862
Commerzbank AG (Germany)†(c)	8.125%	9/19/2023		11,651	13,642,505
Commonwealth Bank of Australia (Australia)†(c)	4.50%	12/9/2025		7,979	8,361,976
Credit Suisse Group AG (Switzerland)†(c)	7.50%	–	(g)	12,694	12,820,178
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(c)	3.80%	9/15/2022		12,816	12,889,026
Goldman Sachs Group, Inc. (The)	3.75%	2/25/2026		11,839	12,485,256
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		16,857	17,653,460
HSBC Holdings plc (United Kingdom)(c)	4.25%	8/18/2025		15,676	15,848,734
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		14,050	14,609,724
Intesa Sanpaolo SpA (Italy)†(c)	5.71%	1/15/2026		15,100	14,342,282
Intesa Sanpaolo SpA (Italy)†(c)	7.70%	–	(g)	14,427	12,461,321

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Banking (continued)
JPMorgan Chase & Co.	3.875%	9/10/2024		$9,672	$10,031,305
JPMorgan Chase & Co.	3.90%	7/15/2025		7,714	8,329,323
JPMorgan Chase & Co.	6.75%	–	(g)	7,902	8,711,955
Lloyds Banking Group plc (United Kingdom)†(c)	4.582%	12/10/2025		17,464	17,589,199
Lloyds Banking Group plc (United Kingdom)(c)	7.50%	–	(g)	9,098	8,916,040
Macquarie Bank Ltd. (Australia)†(c)	1.60%	10/27/2017		5,975	5,982,534
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020		7,700	8,590,813
Morgan Stanley	4.00%	7/23/2025		8,326	8,932,383
National Savings Bank (Sri Lanka)†(c)	5.15%	9/10/2019		9,585	9,350,934
Nordea Bank AB (Sweden)†(c)	6.125%	–	(g)	12,386	11,751,218
Popular, Inc.	7.00%	7/1/2019		18,940	18,655,900
Royal Bank of Scotland Group plc (United Kingdom)(c)	5.125%	5/28/2024		5,151	5,030,796
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.00%	12/19/2023		3,009	3,066,671
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.10%	6/10/2023		4,000	4,096,696
Royal Bank of Scotland Group plc (United Kingdom)(c)	7.50%	–	(g)	27,476	25,209,230
Santander UK Group Holdings plc (United Kingdom)†(c)	4.75%	9/15/2025		17,584	17,407,632
Santander UK plc (United Kingdom)(c)	7.95%	10/26/2029		1,913	2,352,990
Sberbank of Russia Via SB Capital SA (Luxembourg)†(c)	5.50%	2/26/2024		9,578	9,453,007
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,612,188
UBS AG/Stamford CT	7.625%	8/17/2022		4,894	5,554,690
UBS Group AG (Switzerland)(c)	7.00%	–	(g)	8,600	8,749,950
Washington Mutual Bank(d)	6.875%	6/15/2011		22,500	2,250
Wells Fargo & Co.	4.90%	11/17/2045		15,891	17,431,696
Total					553,913,839

Beverages 1.36%
Anheuser-Busch InBev Finance, Inc.	3.65%	2/1/2026		27,672	29,702,322
Brown-Forman Corp.	4.50%	7/15/2045		15,274	17,499,727
Coca-Cola Bottling Co. Consolidated	3.80%	11/25/2025		7,947	8,521,115
Constellation Brands, Inc.	4.25%	5/1/2023		14,350	14,995,750
Constellation Brands, Inc.	4.75%	11/15/2024		4,700	4,970,250
Constellation Brands, Inc.	6.00%	5/1/2022		8,929	10,022,803
Dr. Pepper Snapple Group, Inc.	4.50%	11/15/2045		7,946	8,797,803
PepsiCo, Inc.	2.85%	2/24/2026		11,838	12,411,906

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Beverages (continued)
PepsiCo, Inc.	4.25%	10/22/2044	$4,605	$5,178,567
PepsiCo, Inc.	4.45%	4/14/2046	8,417	9,848,025
Total				121,948,268

Brokerage 0.09%
TD Ameritrade Holding Corp.	2.95%	4/1/2022	7,996	8,337,565

Building & Construction 1.26%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	11,740	10,595,350
Brookfield Residential Properties, Inc. (Canada)†(c)	6.50%	12/15/2020	12,887	12,919,217
DR Horton, Inc.	4.75%	2/15/2023	5,416	5,639,410
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	13,656	11,880,720
Lennar Corp.	4.75%	11/15/2022	10,775	11,003,969
PulteGroup, Inc.	6.375%	5/15/2033	27,646	28,820,955
Toll Brothers Finance Corp.	5.625%	1/15/2024	11,550	12,040,875
William Lyon Homes, Inc.	7.00%	8/15/2022	19,276	19,179,620
William Lyon Homes, Inc.	8.50%	11/15/2020	1,000	1,032,500
Total				113,112,616

Building Materials 1.55%
Builders FirstSource, Inc.†	7.625%	6/1/2021	8,856	9,298,800
Builders FirstSource, Inc.†	10.75%	8/15/2023	6,478	7,077,215
Cemex SAB de CV (Mexico)†(c)	7.75%	4/16/2026	16,507	17,358,761
HD Supply, Inc.†	5.75%	4/15/2024	3,998	4,167,915
Hillman Group, Inc. (The)†	6.375%	7/15/2022	11,803	10,563,685
Martin Marietta Materials, Inc.	4.25%	7/2/2024	9,986	10,653,984
Masco Corp.	4.375%	4/1/2026	5,532	5,733,863
Masonite International Corp.†	5.625%	3/15/2023	8,636	9,003,030
Ply Gem Industries, Inc.	6.50%	2/1/2022	8,720	8,508,463
Standard Industries, Inc.†	5.375%	11/15/2024	17,513	17,907,042
Standard Industries, Inc.†	5.50%	2/15/2023	8,239	8,465,572
Voto-Votorantim Overseas Trading Operations IV Ltd.†	7.75%	6/24/2020	19,500	20,865,000
Vulcan Materials Co.	4.50%	4/1/2025	8,960	9,609,600
Total				139,212,930

Cable & Satellite Television 3.92%
Altice Financing SA (Luxembourg)†(c)	6.625%	2/15/2023	10,300	10,151,886
Altice Luxembourg SA (Luxembourg)†(c)	7.75%	5/15/2022	12,473	12,644,504
Cablevision SA (Argentina)†(c)	6.50%	6/15/2021	8,595	8,788,388
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	25,158,000

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Cable & Satellite Television (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	$6,326	$6,377,399
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	15,739	16,368,560
Charter Communications Operating LLC/Charter Communications Operating Capital†	4.908%	7/23/2025	15,825	17,332,664
Charter Communications Operating LLC/Charter
Communications Operating Capital†	6.384%	10/23/2035	9,418	11,184,986
DISH DBS Corp.†	7.75%	7/1/2026	13,325	13,758,062
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	23,477	24,650,850
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,401	4,648,556
Neptune Finco Corp.†	10.125%	1/15/2023	8,050	9,036,125
Neptune Finco Corp.†	10.875%	10/15/2025	47,846	54,813,335
Numericable-SFR SA (France)†(c)	6.00%	5/15/2022	25,450	24,845,562
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	8,186	8,421,348
Time Warner Cable, Inc.	5.875%	11/15/2040	13,691	14,958,759
Unitymedia GmbH (Germany)†(c)	6.125%	1/15/2025	4,246	4,372,955
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(c)	5.00%	1/15/2025	11,798	11,621,030
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(c)	5.50%	1/15/2023	19,395	19,564,706
UPCB Finance IV Ltd.†	5.375%	1/15/2025	16,988	16,903,060
Virgin Media Finance plc (United Kingdom)†(c)	6.00%	10/15/2024	8,740	8,608,900
Virgin Media Secured Finance plc (United Kingdom)†(c)	5.375%	4/15/2021	10,123	10,338,318
VTR Finance BV (Netherlands)†(c)	6.875%	1/15/2024	10,065	10,059,766
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	6,941	6,746,256
Total				351,353,975

Chemicals 1.13%
Albemarle Corp.	5.45%	12/1/2044	8,904	9,528,375
Braskem Finance Ltd.†	5.375%	5/2/2022	5,015	4,964,850
Braskem Finance Ltd.	6.45%	2/3/2024	8,776	8,908,518
Celanese US Holdings LLC	5.875%	6/15/2021	5,554	6,234,365
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	2,937	3,289,440
Grupo Idesa SA de CV (Mexico)†(c)	7.875%	12/18/2020	13,600	13,906,000
Hexion, Inc.	6.625%	4/15/2020	10,363	8,718,392
Huntsman International LLC	5.125%	11/15/2022	9,442	9,394,790
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	9,050	9,683,500
Momentive Performance Materials, Inc.	3.88%	10/24/2021	5,618	4,487,378

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Chemicals (continued)
NOVA Chemicals Corp. (Canada)†(c)	5.25%	8/1/2023		$9,815	$9,900,881
PQ Corp.†	6.75%	11/15/2022		2,978	3,112,010
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(c)	6.75%	5/1/2022		1,465	1,465,000
Tronox Finance LLC	6.375%	8/15/2020		10,659	7,967,602
Total					101,561,101

Consumer/Commercial/Lease Financing 0.55%
Discover Bank	7.00%	4/15/2020		7,523	8,575,159
National Financial Partners Corp.†	9.00%	7/15/2021		13,646	13,202,505
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021		10,200	8,772,000
Navient Corp.	5.00%	10/26/2020		8,744	8,219,360
OneMain Financial Holdings LLC†	6.75%	12/15/2019		2,182	2,135,633
OneMain Financial Holdings LLC†	7.25%	12/15/2021		4,810	4,629,625
Springleaf Finance Corp.	7.75%	10/1/2021		4,138	3,998,342
Total					49,532,624

Department Stores 0.11%
SACI Falabella (Chile)†(c)	4.375%	1/27/2025		8,850	9,385,177

Discount Stores 0.95%
Amazon.com, Inc.	4.80%	12/5/2034		55,934	65,995,911
Dollar Tree, Inc.†	5.75%	3/1/2023		18,009	19,224,608
Total					85,220,519

Diversified Capital Goods 1.60%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(c)	7.75%	12/15/2020		10,250	9,096,875
Apex Tool Group LLC†	7.00%	2/1/2021		5,361	4,650,667
Fortive Corp.†	3.15%	6/15/2026		8,935	9,214,531
Fortive Corp.†	4.30%	6/15/2046		4,468	4,767,946
General Cable Corp.	5.75%	10/1/2022		10,000	9,250,000
General Electric Co.	5.00%	–	(g)	36,671	38,953,770
Griffon Corp.	5.25%	3/1/2022		10,928	10,832,380
KOC Holding AS (Turkey)†(c)	5.25%	3/15/2023		12,975	13,506,326
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	3.25%	5/27/2025		12,036	13,035,951
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019		11,066	9,627,420
Valmont Industries, Inc.	5.25%	10/1/2054		23,209	20,826,527
Total					143,762,393

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Distribution/Transportation 0.19%
ITC Holdings Corp.	3.25%	6/30/2026	$3,109	$3,117,957
Oncor Electric Delivery Co. LLC	3.75%	4/1/2045	13,275	13,669,095
Total				16,787,052

Electric: Generation 0.52%
Empresa Distribuidora Y Comercializadora Norte (Argentina)†(c)	9.75%	10/25/2022	5,079	5,307,555
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(d)	11.25%	12/1/2018	10,006	9,055,430
Illinois Power Generating Co.	7.00%	4/15/2018	16,899	6,675,105
Kallpa Generacion SA (Peru)†(c)	4.875%	5/24/2026	7,000	7,148,750
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	17,251	18,545,137
Total				46,731,977

Electric: Integrated 1.94%
AES Corp.	5.50%	4/15/2025	4,856	4,892,420
AES Corp.	7.375%	7/1/2021	4,477	5,070,202
AES Panama SRL (Panama)†(c)	6.00%	6/25/2022	9,623	9,910,728
Cleco Corporate Holdings LLC†	3.743%	5/1/2026	6,704	6,903,679
Cleco Corporate Holdings LLC†	4.973%	5/1/2046	10,726	11,309,484
El Paso Electric Co.	5.00%	12/1/2044	16,498	18,997,315
Emera US Finance LP†	3.55%	6/15/2026	11,103	11,384,261
Emera, Inc. (Canada)(c)	6.75%	6/15/2076	19,525	19,835,018
Entergy Arkansas, Inc.	4.95%	12/15/2044	16,883	17,803,849
Entergy Mississippi, Inc.	2.85%	6/1/2028	13,321	13,551,893
Indianapolis Power & Light Co.†	4.05%	5/1/2046	17,868	18,478,907
IPALCO Enterprises, Inc.	3.45%	7/15/2020	1,564	1,595,280
Louisville Gas & Electric Co.	4.375%	10/1/2045	5,575	6,418,626
Puget Energy, Inc.	3.65%	5/15/2025	7,898	8,124,783
Southern California Edison Co.	3.90%	3/15/2043	8,688	9,407,071
Talen Energy Supply LLC	6.50%	6/1/2025	12,034	10,048,390
Total				173,731,906

Electronics 1.12%
Advanced Micro Devices, Inc.	7.50%	8/15/2022	11,405	10,207,475
Lam Research Corp.	2.80%	6/15/2021	4,442	4,552,624
Lam Research Corp.	3.90%	6/15/2026	13,324	14,055,607
Micron Technology, Inc.†	7.50%	9/15/2023	12,755	13,584,075
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.625%	6/1/2023	8,616	8,788,320
Qorvo, Inc.†	7.00%	12/1/2025	24,476	25,944,560

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electronics (continued)
Trimble Navigation Ltd.	4.75%	12/1/2024	$22,290	$23,275,597
Total				100,408,258

Energy: Exploration & Production 5.72%
Bill Barrett Corp.	7.00%	10/15/2022	9,789	7,097,025
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	11,506	4,774,990
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	16,479	15,943,432
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	7,019	7,141,833
Chesapeake Energy Corp.	6.50%	8/15/2017	981	924,593
Chesapeake Energy Corp.	7.25%	12/15/2018	384	336,000
Clayton Williams Energy, Inc.	7.75%	4/1/2019	10,098	7,674,480
Concho Resources, Inc.	5.50%	4/1/2023	35,710	35,977,825
CONSOL Energy, Inc.	8.00%	4/1/2023	9,048	8,052,720
Continental Resources, Inc.	5.00%	9/15/2022	7,618	7,484,685
Continental Resources,Inc.	3.80%	6/1/2024	23,935	21,002,962
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	27,406	28,228,180
Denbury Resources, Inc.	5.50%	5/1/2022	15,129	10,287,720
Diamondback Energy, Inc.	7.625%	10/1/2021	24,755	26,271,244
Eclipse Resources Corp.	8.875%	7/15/2023	8,244	7,831,800
Gulfport Energy Corp.	6.625%	5/1/2023	3,193	3,161,070
Gulfport Energy Corp.	7.75%	11/1/2020	12,493	12,899,023
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	23,627	22,147,950
Kosmos Energy Ltd. †	7.875%	8/1/2021	17,460	16,936,200
Marathon Oil Corp.	2.80%	11/1/2022	8,078	7,336,561
Marathon Oil Corp.	3.85%	6/1/2025	4,935	4,542,297
MEG Energy Corp. (Canada)†(c)	6.375%	1/30/2023	12,484	9,300,580
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	36,762	28,490,550
Memorial Resource Development Corp.	5.875%	7/1/2022	19,819	19,819,000
Newfield Exploration Co.	5.625%	7/1/2024	18,026	18,116,130
Occidental Petroleum Corp.	3.40%	4/15/2026	13,233	13,973,810
OGX Austria GmbH (Austria)†(c)(d)	8.50%	6/1/2018	20,000	400
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	9,325	9,767,938
PDC Energy, Inc.	7.75%	10/15/2022	22,734	23,757,030
Range Resources Corp.	4.875%	5/15/2025	19,965	19,116,487
Rice Energy, Inc.	6.25%	5/1/2022	14,831	14,793,922
RSP Permian, Inc.	6.625%	10/1/2022	13,207	13,669,245
Sanchez Energy Corp.	6.125%	1/15/2023	6,075	4,723,313
Seven Generations Energy Ltd. (Canada)†(c)	6.75%	5/1/2023	17,880	18,103,500
Seven Generations Energy Ltd. (Canada)†(c)	8.25%	5/15/2020	17,285	17,998,006

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
SM Energy Co.	6.50%	11/15/2021	$10,062	$9,483,435
Southwestern Energy Co.	4.95%	1/23/2025	9,550	9,191,875
YPF SA (Argentina)†(c)	8.50%	3/23/2021	9,500	10,165,000
YPF SA (Argentina)†(c)	8.50%	7/28/2025	14,725	15,612,181
Total				512,134,992

Environmental 0.11%
Advanced Disposal Services, Inc.	8.25%	10/1/2020	9,502	9,644,530

Food & Drug Retailers 0.93%
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	7,240	6,335,000
Ingles Markets, Inc.	5.75%	6/15/2023	8,533	8,660,995
New Albertson’s, Inc.	7.45%	8/1/2029	7,200	7,020,000
New Albertson’s, Inc.	7.75%	6/15/2026	17,080	16,738,400
Rite Aid Corp.	7.70%	2/15/2027	19,757	23,659,008
SMU SA (Chile)†(c)	7.75%	2/8/2020	4,537	3,969,875
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	19,230	17,018,550
Total				83,401,828

Food: Wholesale 2.18%
Arcor SAIC (Argentina)†(a)(c)	6.00%	7/6/2023	8,858	8,946,580
B&G Foods, Inc.	4.625%	6/1/2021	16,878	16,962,390
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	3,610	3,664,150
Cosan Luxembourg SA (Luxembourg)†(c)	7.00%	1/20/2027	10,400	10,382,320
JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	6,413	6,060,285
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	7,634	7,433,608
Kellogg Co.	3.25%	4/1/2026	11,834	12,189,801
Kellogg Co.	4.50%	4/1/2046	11,834	12,726,686
Land O’Lakes, Inc.†	6.00%	11/15/2022	12,700	13,525,500
Marfrig Holdings Europe BV (Netherlands)†(c)	8.00%	6/8/2023	8,460	8,654,580
Mead Johnson Nutrition Co.	4.125%	11/15/2025	11,918	13,024,479
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	11,046	11,253,112
Post Holdings, Inc.†	7.75%	3/15/2024	12,118	13,375,242
Post Holdings, Inc.†	8.00%	7/15/2025	3,985	4,438,294
TreeHouse Foods, Inc.	4.875%	3/15/2022	2,079	2,130,975
TreeHouse Foods, Inc.†	6.00%	2/15/2024	9,463	10,078,095
WhiteWave Foods Co. (The)	5.375%	10/1/2022	37,580	40,398,500
Total				195,244,597

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Forestry/Paper 0.30%
Klabin Finance SA (Luxembourg)†(c)	5.25%	7/16/2024	$9,000	$8,865,000
Millar Western Forest Products Ltd. (Canada)(c)	8.50%	4/1/2021	9,101	4,231,965
Norbord, Inc. (Canada)†(c)	6.25%	4/15/2023	12,930	13,317,900
Total				26,414,865

Gaming 2.13%
Boyd Gaming Corp.	6.875%	5/15/2023	14,473	15,486,110
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	9,350	9,233,125
Caesar’s Growth Properties Holdings LLC/Caesar’s
Growth Properties Finance, Inc.	9.375%	5/1/2022	9,801	9,163,935
CCM Merger, Inc.†	9.125%	5/1/2019	10,000	10,495,670
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	6,156	6,356,070
International Game Technology PLC†	6.50%	2/15/2025	11,149	11,288,362
MCE Finance Ltd. (Hong Kong)†(c)	5.00%	2/15/2021	17,080	16,986,487
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.†	5.625%	5/1/2024	4,760	5,045,600
MGM Resorts International	6.00%	3/15/2023	24,394	25,796,655
MGM Resorts International	7.75%	3/15/2022	6,873	7,792,264
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	16,433	17,583,310
River Rock Entertainment Authority(d)	9.00%	11/1/2018	10,368	881,280
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	21,725	21,616,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	9,527	9,610,361
Wynn Macau Ltd. (Macau)†(c)	5.25%	10/15/2021	24,295	23,755,651
Total				191,091,255

Gas Distribution 3.03%
AGL Capital Corp.	3.25%	6/15/2026	5,329	5,457,983
Boardwalk Pipelines LP	5.95%	6/1/2026	13,320	14,017,275
Cheniere Corpus Christi Holdings LLC†	7.00%	6/30/2024	8,783	9,030,066
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	8,935	9,621,699
Dominion Gas Holdings LLC	3.60%	12/15/2024	12,050	12,761,360
Energy Transfer Equity LP	5.50%	6/1/2027	9,977	9,428,265
Energy Transfer Equity LP	5.875%	1/15/2024	11,850	11,583,375
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	18,069	17,958,797
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	9,907	9,659,325
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	17,850	19,648,370

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gas Distribution (continued)
LBC Tank Terminals Holding Netherlands BV (Belgium)†(c)	6.875%	5/15/2023	$13,716	$13,304,520
Magellan Midstream Partners LP	5.00%	3/1/2026	11,839	13,418,204
MPLX LP†	5.50%	2/15/2023	11,920	12,121,734
ONEOK, Inc.	4.25%	2/1/2022	1,894	1,751,950
Rockies Express Pipeline LLC†	5.625%	4/15/2020	9,471	9,542,033
Rockies Express Pipeline LLC†	6.875%	4/15/2040	18,450	17,665,875
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	27,729	27,659,677
Southern Star Central Corp.†	5.125%	7/15/2022	10,145	9,942,100
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	6,025	6,326,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	9,095	9,390,588
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	8,300	8,632,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	12,150	12,727,125
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	10,105	9,781,054
Total				271,429,625

Health Facilities 2.54%
Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	5,440	5,535,200
Amsurg Corp.	5.625%	11/30/2020	12,436	12,902,350
Amsurg Corp.	5.625%	7/15/2022	6,136	6,327,750
Ascension Health	3.945%	11/15/2046	8,881	9,604,189
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	27,000	28,350,000
Dignity Health	3.812%	11/1/2024	7,500	8,015,610
Dignity Health	4.50%	11/1/2042	8,811	9,430,026
HCA, Inc.	5.25%	4/15/2025	11,873	12,436,967
HCA, Inc.	5.875%	3/15/2022	8,139	8,871,510
HCA, Inc.	7.05%	12/1/2027	3,490	3,559,800
HCA, Inc.	7.50%	2/15/2022	39,234	44,707,143
HCA, Inc.	7.58%	9/15/2025	5,778	6,153,570
HCA, Inc.	7.69%	6/15/2025	12,776	13,734,200
HCA, Inc.	8.36%	4/15/2024	2,295	2,604,825
MEDNAX, Inc.†	5.25%	12/1/2023	5,959	6,048,385
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	12,319	13,968,194
Tenet Healthcare Corp.	6.75%	6/15/2023	13,598	13,071,077
Tenet Healthcare Corp.	8.125%	4/1/2022	21,945	22,598,961
Total				227,919,757

Health Services 0.12%
ExamWorks Group, Inc.	5.625%	4/15/2023	9,357	10,397,966

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Hotels 0.20%
Carlson Travel Holdings, Inc. PIK†	7.50%	8/15/2019	$10,153	$9,746,880
Playa Resorts Holding BV (Netherlands)†(c)	8.00%	8/15/2020	8,404	8,488,040
Total				18,234,920

Insurance Brokerage 0.29%
Trinity Acquistion plc (United Kingdom)(c)	4.40%	3/15/2026	11,855	12,402,002
Wayne Merger Sub LLC†	8.25%	8/1/2023	13,630	13,493,700
Total				25,895,702

Insurance-Reinsurance 0.18%
Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	8,172,935
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	8,296,822
Total				16,469,757

Integrated Energy 0.75%
Exxon Mobil Corp.	4.114%	3/1/2046	11,641	13,163,817
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%	2/6/2028	9,500	9,345,815
Rio Oil Finance Trust Series 2014-1 (Brazil)†(c)	9.25%	7/6/2024	14,466	12,512,986
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	23,912	32,548,895
Total				67,571,513

Investments & Miscellaneous Financial Services 0.70%
CME Group, Inc.	3.00%	3/15/2025	16,017	16,749,954
FMR LLC†	5.35%	11/15/2021	7,800	9,022,814
GrupoSura Finance SA†	5.50%	4/29/2026	8,785	9,169,344
Intercontinental Exchange, Inc.	3.75%	12/1/2025	17,312	18,750,012
Nasdaq, Inc.	3.85%	6/30/2026	8,884	9,044,552
Total				62,736,676

Life Insurance 0.58%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	8,302	8,468,040
CNO Financial Group, Inc.	5.25%	5/30/2025	14,869	15,389,415
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	14,294,319
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	12,927	13,603,690
Total				51,755,464

Machinery 0.12%
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	9,902	10,248,570

Managed Care 0.39%
Centene Corp.†	5.625%	2/15/2021	5,922	6,188,490
Centene Corp.†	6.125%	2/15/2024	16,908	18,017,587

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Managed Care (continued)
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	$9,799	$10,313,448
Total				34,519,525

Media: Content 0.93%
AMC Networks, Inc.	4.75%	12/15/2022	19,200	19,128,000
Gray Television, Inc.	7.50%	10/1/2020	4,245	4,446,638
iHeartCommunications, Inc.	9.00%	3/1/2021	17,600	12,474,000
Netflix, Inc.	5.375%	2/1/2021	4,924	5,253,859
Netflix, Inc.	5.50%	2/15/2022	10,623	11,127,592
Netflix, Inc.	5.875%	2/15/2025	9,042	9,528,007
Sirius XM Radio, Inc.†	6.00%	7/15/2024	7,354	7,620,583
Univision Communications, Inc.†	5.125%	2/15/2025	13,349	13,248,882
Total				82,827,561

Medical Products 2.06%
Boston Scientific Corp.	7.00%	11/15/2035	20,953	27,320,407
CR Bard, Inc.	3.00%	5/15/2026	13,322	13,682,800
Edwards Lifesciences Corp.	2.875%	10/15/2018	4,813	4,932,800
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	4,923	5,107,613
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	22,545	24,827,681
Grifols Worldwide Operations Ltd. (Ireland)(c)	5.25%	4/1/2022	23,815	24,350,837
Hologic, Inc.†	5.25%	7/15/2022	9,174	9,621,232
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	5,529	5,891,813
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	4,185	4,185,000
Medtronic, Inc.	3.15%	3/15/2022	17,115	18,278,906
Medtronic, Inc.	4.375%	3/15/2035	15,932	18,056,835
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	12,484	12,671,260
Stryker Corp.	3.50%	3/15/2026	5,531	5,879,558
Stryker Corp.	4.625%	3/15/2046	8,476	9,563,022
Total				184,369,764

Metals/Mining (Excluding Steel) 4.13%
Aleris International, Inc.	7.875%	11/1/2020	10,204	9,081,560
Aleris International, Inc.†	9.50%	4/1/2021	12,332	12,701,960
Anglo American Capital plc (United Kingdom)†(c)	3.625%	5/14/2020	9,187	8,899,906
Anglo American Capital plc (United Kingdom)†(c)	4.125%	4/15/2021	551	524,828
Anglo American Capital plc (United Kingdom)†(c)	4.875%	5/14/2025	2,242	2,152,320
Anglo American Capital plc (United Kingdom)†(c)	9.375%	4/8/2019	7,093	8,165,816
AngloGold Ashanti Holdings plc (Isle of Man)(c)	6.50%	4/15/2040	6,359	6,247,718
BHP Billiton Finance USA Ltd. (Australia)†(c)	6.25%	10/19/2075	17,044	17,989,942

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Metals/Mining (Excluding Steel) (continued)
BHP Billiton Finance USA Ltd. (Australia)†(c)	6.75%		10/19/2075	$16,563	$17,618,891
Coeur Mining, Inc.	7.875%		2/1/2021	15,677	15,167,498
Freeport-McMoRan, Inc.	3.55%		3/1/2022	26,106	23,103,810
Freeport-McMoRan, Inc.	3.875%		3/15/2023	33,728	29,680,640
Fresnillo plc (Mexico)†(c)	5.50%		11/13/2023	19,966	21,538,322
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%		10/25/2022	5,650	5,321,034
Glencore Funding LLC†	4.125%		5/30/2023	9,950	9,167,442
Imperial Metals Corp. (Canada)†(c)	7.00%		3/15/2019	10,455	9,435,638
Kinross Gold Corp. (Canada)(c)	5.125%		9/1/2021	16,141	16,100,648
Kinross Gold Corp. (Canada)(c)	5.95%		3/15/2024	20,220	20,068,350
Kissner Milling Co. Ltd. (Canada)†(c)	7.25%		6/1/2019	3,693	3,711,465
Lundin Mining Corp. (Canada)†(c)	7.875%		11/1/2022	10,330	10,614,075
Mirabela Nickel Ltd. (Australia)(c)(d)	1.00%		9/16/2044	183	18
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(c)	6.625%		10/14/2022	12,000	13,337,904
New Gold, Inc. (Canada)†(c)	6.25%		11/15/2022	21,520	21,089,600
New Gold, Inc. (Canada)†(c)	7.00%		4/15/2020	8,049	8,250,225
Newmont Mining Corp.	4.875%		3/15/2042	16,941	16,812,096
Newmont Mining Corp.	6.25%		10/1/2039	8,339	9,310,168
Teck Resources Ltd. (Canada)(c)	3.00%		3/1/2019	2,466	2,330,370
Teck Resources Ltd. (Canada)(c)	4.75%		1/15/2022	18,520	15,740,148
Teck Resources Ltd. (Canada)†(c)	8.50%		6/1/2024	6,060	6,302,400
Thompson Creek Metals Co., Inc.	7.375%		6/1/2018	9,652	6,997,700
Thompson Creek Metals Co., Inc.	9.75%		12/1/2017	5,603	5,631,015
Thompson Creek Metals Co., Inc.	12.50%		5/1/2019	887	643,075
Volcan Cia Minera SAA (Peru)†(c)	5.375%		2/2/2022	11,059	9,953,100
Yamana Gold, Inc. (Canada)(c)	4.95%		7/15/2024	6,751	6,652,496
Total					370,342,178

Non-Electric Utilities 0.14%
Brooklyn Union Gas Co. (The)†	3.407%		3/10/2026	11,916	12,666,827

Oil Field Equipment & Services 1.58%
Diamond Offshore Drilling, Inc.	4.875%		11/1/2043	12,063	8,622,126
Ensco plc (United kingdom)(c)	5.20%		3/15/2025	12,512	8,711,480
FTS International, Inc.	6.25%		5/1/2022	2,596	1,025,420
FTS International, Inc.†	8.153%	#	6/15/2020	9,674	8,131,007
Halliburton Co.	3.80%		11/15/2025	8,525	8,921,071
Halliburton Co.	5.00%		11/15/2045	4,443	4,906,196
Nabors Industries, Inc.	4.625%		9/15/2021	10,773	9,896,789

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil Field Equipment & Services (continued)
Oceaneering International, Inc.	4.65%	11/15/2024	$19,344	$18,735,612
Precision Drilling Corp. (Canada)(c)	5.25%	11/15/2024	13,737	11,058,285
Precision Drilling Corp. (Canada)(c)	6.50%	12/15/2021	2,883	2,601,908
Pride International, Inc.	6.875%	8/15/2020	14,237	13,605,589
SESI LLC	6.375%	5/1/2019	4,067	3,934,822
SESI LLC	7.125%	12/15/2021	5,564	5,383,170
Transocean, Inc.	6.00%	3/15/2018	5,627	5,739,540
Transocean, Inc.	6.50%	11/15/2020	10,673	9,538,460
Weatherford International Ltd.	4.50%	4/15/2022	13,418	11,573,025
Weatherford International Ltd.	7.75%	6/15/2021	8,959	8,757,422
Total				141,141,922

Oil Refining & Marketing 0.36%
Citgo Holding, Inc.†	10.75%	2/15/2020	18,634	18,762,109
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	12,931	13,221,947
Total				31,984,056

Packaging 1.34%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(c)	7.25%	5/15/2024	11,481	11,775,201
Ball Corp.	4.00%	11/15/2023	9,835	9,724,356
BWAY Holding Co.†	9.125%	8/15/2021	8,811	8,480,588
Coveris Holdings SA (Luxembourg)†(c)	7.875%	11/1/2019	14,052	13,718,265
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	13,050,050
Graphic Packaging International, Inc.	4.875%	11/15/2022	9,420	9,820,350
Pactiv LLC	7.95%	12/15/2025	8,500	8,861,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	10,000	10,350,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	7.00%	7/15/2024	7,726	7,968,403
Sealed Air Corp.†	4.875%	12/1/2022	9,414	9,719,955
Sealed Air Corp.†	6.875%	7/15/2033	15,750	16,773,750
Total				120,242,168

Personal & Household Products 1.09%
American Greetings Corp.	7.375%	12/1/2021	11,446	11,918,147
Brunswick Corp.†	4.625%	5/15/2021	2,963	3,014,853
Edgewell Personal Care Co.	4.70%	5/24/2022	4,366	4,507,895
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	15,934	11,631,820
Gibson Brands, Inc.†	8.875%	8/1/2018	19,905	11,146,800

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Personal & Household Products (continued)
Newell Brands, Inc.	5.50%	4/1/2046	$15,807	$18,850,353
SC Johnson & Son, Inc.†	4.75%	10/15/2046	8,257	9,702,636
Serta Simmons Bedding LLC†	8.125%	10/1/2020	8,897	9,141,668
Spectrum Brands, Inc.	5.75%	7/15/2025	7,621	7,973,471
Springs Industries, Inc.	6.25%	6/1/2021	9,749	9,895,235
Total				97,782,878

Pharmaceuticals 0.43%
Jaguar Holding Co. II/Pharmaceutical Product
Development LLC†	6.375%	8/1/2023	10,774	11,043,350
Pfizer, Inc.	5.60%	9/15/2040	14,577	18,892,215
Quintiles Transnational Corp.†	4.875%	5/15/2023	8,812	8,988,240
Total				38,923,805

Property & Casualty 0.39%
Allstate Corp. (The)	5.75%	8/15/2053	8,670	8,907,341
Chubb INA Holdings, Inc.	4.35%	11/3/2045	7,946	9,164,940
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	13,323	13,780,912
XLIT Ltd. (Ireland)(c)	4.45%	3/31/2025	3,426	3,463,484
Total				35,316,677

Rail 0.67%
Central Japan Railway Co. (Japan)†(c)	4.25%	11/24/2045	13,527	14,744,119
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	22,765	22,765,000
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	10,801	9,234,855
Kansas City Southern	3.125%	6/1/2026	4,440	4,547,221
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,150	9,104,250
Total				60,395,445

Real Estate Investment Trusts 0.71%
Brixmor Operating Partnership LP	3.85%	2/1/2025	9,283	9,351,685
Brixmor Operating Partnership LP	3.875%	8/15/2022	13,193	13,558,393
CubeSmart LP	4.00%	11/15/2025	7,942	8,430,044
Digital Realty Trust LP	4.75%	10/1/2025	12,013	12,925,628
Jababeka International BV (Netherlands)†(c)	7.50%	9/24/2019	8,150	8,593,572
Vereit Operating Partnership LP	4.60%	2/6/2024	1,828	1,850,850
Vereit Operating Partnership LP	4.875%	6/1/2026	8,988	9,246,405
Total				63,956,577

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Recreation & Travel 0.37%
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	$25,318	$29,242,290
Six Flags Entertainment Corp.†	5.25%	1/15/2021	3,850	3,989,563
Total				33,231,853

Restaurants 0.86%
Arcos Dorados Holdings, Inc. (Argentina)†(c)	6.625%	9/27/2023	5,787	5,729,130
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	13,280	13,545,600
McDonald’s Corp.	3.70%	1/30/2026	7,546	8,169,194
McDonald’s Corp.	4.60%	5/26/2045	9,005	10,092,318
McDonald’s Corp.	4.875%	12/9/2045	7,943	9,325,964
New Red Finance, Inc. (Canada)†(c)	6.00%	4/1/2022	8,640	8,982,921
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	12,025	11,093,062
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	10,150	10,226,125
Total				77,164,314

Software/Services 2.62%
Alibaba Group Holding Ltd. (China)(c)	3.125%	11/28/2021	18,436	18,891,461
Alliance Data Systems Corp.†	6.375%	4/1/2020	26,110	26,403,737
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	8,030	9,114,050
Cengage Learning, Inc.†	9.50%	6/15/2024	17,086	17,427,720
First Data Corp.†	7.00%	12/1/2023	27,015	27,453,994
Informatica LLC†	7.125%	7/15/2023	8,991	8,563,928
MasterCard, Inc.	3.375%	4/1/2024	12,720	13,797,638
Microsoft Corp.	2.375%	2/12/2022	17,392	17,963,101
Microsoft Corp.	4.00%	2/12/2055	26,489	26,790,975
MSCI, Inc.†	5.75%	8/15/2025	9,469	9,871,433
Oracle Corp.	4.375%	5/15/2055	18,518	19,506,676
Priceline Group, Inc. (The)	3.60%	6/1/2026	8,882	9,192,008
Priceline Group, Inc. (The)	3.65%	3/15/2025	12,627	13,400,593
VeriSign, Inc.	4.625%	5/1/2023	8,760	8,913,300
VeriSign, Inc.	5.25%	4/1/2025	7,411	7,633,330
Total				234,923,944

Specialty Retail 1.39%
Argos Merger Sub, Inc.†	7.125%	3/15/2023	26,082	26,929,665
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	598	146,426
CST Brands, Inc.	5.00%	5/1/2023	19,040	19,420,800
Hanesbrands, Inc.†	4.625%	5/15/2024	10,367	10,444,753

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Specialty Retail (continued)
Hanesbrands, Inc.†	4.875%	5/15/2026	$8,404	$8,476,274
Hot Topic, Inc.†	9.25%	6/15/2021	2,236	2,275,130
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	10,400	9,984,000
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	16,449	13,488,180
O’ Reilly Automotive, Inc.	3.55%	3/15/2026	8,418	8,843,850
Under Armour, Inc.	3.25%	6/15/2026	7,995	8,089,133
William Carter Co. (The)	5.25%	8/15/2021	15,917	16,553,680
Total				124,651,891

Steel Producers/Products 0.78%
Allegheny Ludlum Corp.	6.95%	12/15/2025	9,977	7,831,945
Allegheny Technologies, Inc.	5.95%	1/15/2021	2,581	2,155,135
GTL Trade Finance, Inc.†	5.893%	4/29/2024	14,850	13,167,495
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	9,487	9,842,762
Steel Dynamics, Inc.	5.125%	10/1/2021	11,950	12,293,562
Steel Dynamics, Inc.	5.50%	10/1/2024	9,550	9,788,750
U.S. Steel Corp.†	8.375%	7/1/2021	8,871	9,336,728
Zekelman Industries, Inc.†	9.875%	6/15/2023	5,553	5,622,413
Total				70,038,790

Support: Services 1.46%
AECOM	5.875%	10/15/2024	9,059	9,330,770
BakerCorp International, Inc.	8.25%	6/1/2019	4,441	3,774,850
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	9,273	8,021,145
Cielo SA/Cielo USA, Inc. (Brazil)†(c)	3.75%	11/16/2022	9,579	9,123,997
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	9,199,679
FTI Consulting, Inc.	6.00%	11/15/2022	10,500	11,069,625
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.†	7.75%	6/1/2024	6,760	6,607,900
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	14,584	9,333,760
Leidos Holdings, Inc.	4.45%	12/1/2020	4,650	4,673,250
Metropolitan Museum of Art (The)	3.40%	7/1/2045	13,518	14,335,406
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	7,449,000
Sotheby’s†	5.25%	10/1/2022	7,902	7,645,185
Total System Services, Inc.	4.80%	4/1/2026	15,808	17,174,855
United Rentals North America, Inc.	6.125%	6/15/2023	12,319	12,888,754
Total				130,628,176

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Technology Hardware & Equipment 1.10%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	$15,000	$15,562,500
CommScope Technologies Finance LLC†	6.00%	6/15/2025	9,756	10,048,680
CommScope, Inc.†	5.50%	6/15/2024	16,000	16,300,000
Dell, Inc.	7.10%	4/15/2028	2,474	2,436,890
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	8,930	9,201,391
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	22,927	23,400,718
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	20,189	21,111,254
Total				98,061,433

Telecommunications: Satellite 0.30%
Hughes Satellite Systems Corp.	7.625%	6/15/2021	13,500	14,578,313
Intelsat Luxembourg SA (Luxembourg)(c)	6.75%	6/1/2018	18,027	11,897,820
Total				26,476,133

Telecommunications: Wireless 2.44%
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	22,850	22,393,000
Crown Castle International Corp.	4.875%	4/15/2022	10,756	11,839,129
Crown Castle International Corp.	5.25%	1/15/2023	8,493	9,561,505
Digicel Group Ltd. (Jamaica)†(c)	8.25%	9/30/2020	9,600	8,064,000
Digicel Ltd. (Jamaica)†(c)	6.75%	3/1/2023	9,966	8,520,930
Digicel Ltd. (Jamaica)†(c)	7.00%	2/15/2020	16,441	15,290,130
GTH Finance BV (Netherlands)†(c)	7.25%	4/26/2023	9,700	10,136,500
SBA Communications Corp.	4.875%	7/15/2022	8,259	8,269,324
T-Mobile USA, Inc.	6.50%	1/15/2024	47,921	50,616,556
T-Mobile USA, Inc.	6.50%	1/15/2026	17,671	18,709,171
T-Mobile USA, Inc.	6.633%	4/28/2021	20,000	20,975,000
T-Mobile USA, Inc.	6.836%	4/28/2023	2,192	2,323,520
Telefonica Celular del Paraguay SA (Paraguay)†(c)	6.75%	12/13/2022	5,630	5,686,300
Wind Acquisition Finance SA (Italy)†(c)	7.375%	4/23/2021	27,200	26,044,000
Total				218,429,065

Telecommunications: Wireline Integrated & Services 2.33%
Columbus International, Inc. (Barbados)†(c)	7.375%	3/30/2021	12,134	12,859,006
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	8,394	8,556,676
Consolidated Communications, Inc.	6.50%	10/1/2022	8,667	7,821,968
Equinix, Inc.	5.375%	4/1/2023	19,410	20,137,875
Equinix, Inc.	5.875%	1/15/2026	10,130	10,579,519
Frontier Communications Corp.	6.875%	1/15/2025	21,925	18,485,516
Frontier Communications Corp.	7.625%	4/15/2024	7,800	6,942,000

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Telecommunications: Wireline Integrated & Services (continued)
Frontier Communications Corp.	9.25%		7/1/2021	$9,810	$10,423,125
Frontier Communications Corp.	10.50%		9/15/2022	18,087	19,206,133
Frontier Communications Corp.	11.00%		9/15/2025	42,204	43,839,405
GCI, Inc.	6.875%		4/15/2025	11,071	11,257,878
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(c)(d)	Zero Coupon		1/15/2049	15,000	1,500
Sable International Finance Ltd.†	6.875%		8/1/2022	13,196	13,318,987
Telecom Italia SpA (Italy)†(c)	5.303%		5/30/2024	9,565	9,576,956
Zayo Group LLC/Zayo Capital, Inc.	6.00%		4/1/2023	15,228	15,532,560
Total					208,539,104

Transportation: Infrastructure/Services 0.42%
Aeropuerto Internacional de Tocumen SA (Panama)†(c)	5.625%		5/18/2036	10,775	10,828,875
Autoridad del Canal de Panama (Panama)†(c)	4.95%		7/29/2035	8,750	9,493,750
DP World Ltd. (United Arab Emirates)†(c)	6.85%		7/2/2037	8,970	9,870,409
XPO Logistics, Inc.†	7.875%		9/1/2019	7,407	7,573,657
Total					37,766,691

Trucking & Delivery 0.14%
FedEx Corp.	4.55%		4/1/2046	11,856	12,918,558
Total High Yield Corporate Bonds (cost $6,392,739,367)					6,507,225,659

MUNICIPAL BOND 0.17%

Other Revenue
New York City Indus Dev Agy† (cost $11,305,000)	11.00%		3/1/2029	11,305	15,685,348

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.85%
Citigroup Commercial Mortgage Trust 2015-101A D†	4.779%	#	1/14/2043	8,025	7,209,878
Citigroup Commercial Mortgage Trust 2015-101A F†	4.779%	#	1/14/2043	19,000	13,873,135
Citigroup Commercial Mortgage Trust 2015-101A G†	4.779%	#	1/14/2043	4,000	2,768,620
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.765%	#	9/10/2047	6,250	6,404,691
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.443%	#	7/10/2050	12,037	8,966,834
GS Mortgage Securities Trust 2014-GC26 D†	4.511%	#	11/10/2047	4,100	3,205,323

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00%		1/25/2051	$7,835	$7,456,453
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.381%	#	1/25/2051	7,457	6,288,595
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342%	#	8/25/2047	20,727	681,913
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.772%	#	8/15/2048	14,027	12,937,042
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	7,540	6,649,790
Total Non-Agency Commercial Mortgage-Backed Securities (cost $82,974,389)					76,442,274
Total Long-Term Investments (cost $8,613,060,449)					8,855,982,535

SHORT-TERM INVESTMENT 1.15%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $98,945,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $104,940,567; proceeds: $102,881,054 (cost $102,880,968)				102,881	102,880,968
Total Investments in Securities 99.97% (cost $8,715,941,417)					8,958,863,503
Cash, Foreign Cash and Other Assets in Excess of Liabilities(i) 0.03%					2,527,260
Net Assets 100.00%					$8,961,390,763

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
HKD	Hong Kong dollar.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2016.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(k)).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Defaulted (non-income producing security).

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2016.
(f)	Interest rate to be determined.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Sell	Barclays Bank plc	7/19/2016	950,000	$1,389,856	$1,264,813	$125,043
British pound	Sell	Morgan Stanley	7/19/2016	1,680,000	2,419,252	2,236,723	182,529
British pound	Sell	Standard Chartered Bank	7/19/2016	14,610,000	20,720,866	19,451,503	1,269,363
British pound	Sell	State Street Bank and Trust	7/19/2016	540,000	767,692	718,947	48,745
British pound	Sell	State Street Bank and Trust	7/19/2016	5,000,000	7,312,825	6,656,914	655,911
British pound	Sell	State Street Bank and Trust	7/19/2016	690,000	989,826	918,654	71,172
British pound	Sell	State Street Bank and Trust	7/19/2016	916,000	1,307,861	1,219,547	88,314
British pound	Sell	State Street Bank and Trust	7/19/2016	1,723,000	2,449,624	2,293,973	155,651
British pound	Sell	State Street Bank and Trust	7/19/2016	785,000	1,111,624	1,045,136	66,488
British pound	Sell	State Street Bank and Trust	7/19/2016	900,000	1,278,760	1,198,245	80,515
euro	Sell	Morgan Stanley	8/16/2016	56,900,000	64,950,843	63,239,913	1,710,930
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,454,661

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2016

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Buy	Goldman Sachs	7/19/2016	5,000,000	$7,275,669	$6,656,914	$(618,755)
British pound	Buy	State Street Bank and Trust	7/19/2016	1,700,000	2,487,052	2,263,351	(223,701)
euro	Buy	State Street Bank and Trust	8/16/2016	431,000	486,061	479,023	(7,038)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(849,494)

Open Futures Contracts at June 30, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 5-Year Treasury Note	September 2016	2,578	Long	$314,938,954	$5,415,840

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
Long U.S. Treasury Bond	September 2016	2,428	Short	$(418,450,625)	$(22,254,618)
U.S. 10-Year Treasury Note	September 2016	7,861	Short	(1,045,390,172)	(25,735,391)
Totals				$(1,463,840,797)	$(47,990,009)

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1		Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$–		$36,124,967	$–		$36,124,967
Other	–		131,436,678	28,702,784	(4)(5)	160,139,462
Common Stocks
Auto Parts & Equipment	–		16,997,596	–		16,997,596
Energy: Exploration & Production	80,664,491	(3)	–	–		80,664,491
Media: Content	–		–	1,206,938	(6)	1,206,938
Metals/Mining (Excluding Steel)	65,739,266		24,348,944	233,195	(6)	90,321,405
Software/Services	60,305,346		9,327,269	–		69,632,615
Specialty Retail	50,002,357		8,228,554	–		58,230,911
Remaining Industries	904,898,675		–	–		904,898,675
Convertible Bonds
Energy: Exploration & Production	–		9,362,300	796,785	(6)	10,159,085
Remaining Industries	–		15,433,245	–		15,433,245
Convertible Preferred Stocks
Electric: Integrated	9,441,658		–	–		9,441,658
Energy: Exploration & Production	8,546,895		–	–		8,546,895
Software/Services	–		9,129,586	–		9,129,586
Floating Rate Loans(7)
Auto Parts & Equipment	–		–	8,036,175		8,036,175
Chemicals	–		8,587,640	–		8,587,640
Diversified Capital Goods	–		17,860,250	9,185,945		27,046,195
Electric: Generation	–		4,228,665	–		4,228,665
Electric: Integrated	–		9,686,187	–		9,686,187
Energy: Exploration & Production	–		35,917,501	–		35,917,501
Gaming	–		19,618,542	16,023,900		35,642,442
Health Services	–		4,422,276	–		4,422,276
Metals/Mining (Excluding Steel)	–		38,125,122	–		38,125,122
Oil Field Equipment & Services	–		3,592,796	–		3,592,796
Personal & Household Products	–		15,077,777	–		15,077,777
Recreation & Travel	–		8,769,731	–		8,769,731
Specialty Retail	–		17,459,605	–		17,459,605
Support: Services	–		32,716,063	–		32,716,063
Telecommunications: Wireline Integrated & Services	–		17,811,662	–		17,811,662
Foreign Bonds	–		42,682,644	–		42,682,644
Foreign Government Obligations	–		391,833,287	–		391,833,287
Government Sponsored Enterprises Pass-Through	–		84,065,957	–		84,065,957
High Yield Corporate Bonds
Automakers	–		9,176,468	1,500	(6)	9,177,968
Banking	–		553,911,589	2,250	(6)	553,913,839
Metals/Mining (Excluding Steel)	–		370,342,160	18	(6)	370,342,178
Specialty Retail	–		124,505,465	146,426	(4)	124,651,891
Telecommunications: Wireline Integrated & Services	–		208,537,604	1,500	(6)	208,539,104
Remaining Industries	–		5,240,600,679	–		5,240,600,679
Municipal Bond	–		15,685,348	–		15,685,348
Non-Agency Commercial Mortgage-Backed Securities	–		76,442,274	–		76,442,274
Repurchase Agreement	–		102,880,968	–		102,880,968
Total	$1,179,598,688		$7,714,927,399	$64,337,416		$8,958,863,503

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(concluded)

June 30, 2016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts
Assets	$–	$4,454,661	$–	$4,454,661
Liabilities	–	(849,494)	–	(849,494)
Futures Contracts
Assets	5,415,840	–	–	5,415,840
Liabilities	(47,990,009)	–	–	(47,990,009)
Total	$(42,574,169)	$3,605,167	$–	$(38,969,002)

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of June 30, 2016, OGX Petroleo e Gas SA SP ADR. was categorized as level 1 due to active market trading. For the period ended June 30, 2016, the total amount transferred from Level 2 to Level 1 was $477,431.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Asset-Backed Securities categorized as Level 3 investment includes ALM XVIII Ltd. 2016-18A C, Anchorage Capital CLO 8 Ltd. 2016-8A D, Leaf Receivables Funding 11 LLC 2016-1 A3, Leaf Receivables Funding 11 LLC 2016-1 A4, Voya CLO Ltd. 2016-2A C, Westcott Park Clo Ltd. 2016-1A D.
(6)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(7)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

						Non-Agency
						Commercial
	Asset-				High Yield	Mortgage-
	Backed	Common	Convertible	Floating	Corporate	Backed
Investment Type	Securities	Stocks	Bonds	Rate Loans	Bonds	Securities
Balance as of January 1, 2016	$–	$1,363,744	$796,783	$23,304,840	$397,304	$9,810,846
Accrued discounts/premiums	35	–	–	83,624	–	6,565
Realized gain (loss)	–	–	–	1,882	–	(1,128,889)
Change in unrealized appreciation/depreciation	26,490	76,389	2	103,438	(274,069)	1,050,988
Purchases	28,676,259	–	–	9,817,347	28,459	–
Sales	–	–	–	(65,111)	–	(9,037,500)
Net transfers in or out of Level 3	–	–	–	–	–	(702,010)
Balance as of June 30, 2016	$28,702,784	$1,440,133	$796,785	$33,246,020	$151,694	$–

40	See Notes to Financial Statements.

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Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $8,715,941,417)	$8,958,863,503
Deposits with brokers for derivatives collateral	19,360,367
Cash	11,542,725
Foreign cash, at value (cost $2,273,024)	2,254,601
Receivables:
Investment securities sold	176,025,531
Interest and dividends	106,458,230
Capital shares sold	55,814,803
Variation margin	2,422,543
Unrealized appreciation on forward foreign currency exchange contracts	4,454,661
Prepaid expenses and other assets	178,470
Total assets	9,337,375,434
LIABILITIES:
Payables:
Investment securities purchased	306,645,989
Capital shares reacquired	24,245,657
Management fee	3,310,810
12b-1 distribution plan	2,941,933
Directors’ fees	1,695,325
Fund administration	292,473
Unrealized depreciation on forward foreign currency exchange contracts	849,494
Distributions payable	34,445,643
Accrued expenses	1,557,347
Total liabilities	375,984,671
NET ASSETS	$8,961,390,763
COMPOSITION OF NET ASSETS:
Paid-in capital	$9,139,096,266
Undistributed net investment income	15,480,731
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(397,101,792)
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	203,915,558
Net Assets	$8,961,390,763

42	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2016

Net assets by class:
Class A Shares	$4,327,808,265
Class B Shares	$67,172,870
Class C Shares	$1,908,219,799
Class F Shares	$2,018,922,110
Class I Shares	$472,572,168
Class P Shares	$35,481,197
Class R2 Shares	$4,507,161
Class R3 Shares	$113,951,847
Class R4 Shares	$411,413
Class R5 Shares	$94,867
Class R6 Shares	$12,249,066
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	564,675,439
Class B Shares (500 million shares of common stock authorized, $.001 par value)	8,733,344
Class C Shares (600 million shares of common stock authorized, $.001 par value)	248,330,816
Class F Shares (600 million shares of common stock authorized, $.001 par value)	263,782,549
Class I Shares (300 million shares of common stock authorized, $.001 par value)	61,990,150
Class P Shares (160 million shares of common stock authorized, $.001 par value)	4,527,791
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	588,091
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	14,892,063
Class R4 Shares (300 million shares of common stock authorized, $.001 par value)	53,687
Class R5 Shares (300 million shares of common stock authorized, $.001 par value)	12,437
Class R6 Shares (300 million shares of common stock authorized, $.001 par value)	1,605,713
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.66
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$7.84
Class B Shares-Net asset value	$7.69
Class C Shares-Net asset value	$7.68
Class F Shares-Net asset value	$7.65
Class I Shares-Net asset value	$7.62
Class P Shares-Net asset value	$7.84
Class R2 Shares-Net asset value	$7.66
Class R3 Shares-Net asset value	$7.65
Class R4 Shares-Net asset value	$7.66
Class R5 Shares-Net asset value	$7.63
Class R6 Shares-Net asset value	$7.63

See Notes to Financial Statements.	43

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends (net of foreign withholding taxes of $49,153)	$8,303,429
Interest and other (net of foreign withholding taxes of $1,750)	225,480,374
Total investment income	233,783,803
Expenses:
Management fee	19,310,753
12b-1 distribution plan-Class A	4,138,825
12b-1 distribution plan-Class B	361,010
12b-1 distribution plan-Class C	7,649,510
12b-1 distribution plan-Class F	938,691
12b-1 distribution plan-Class P	43,007
12b-1 distribution plan-Class R2	11,892
12b-1 distribution plan-Class R3	269,220
12b-1 distribution plan-Class R4	337
Shareholder servicing	4,332,534
Professional	68,052
Reports to shareholders	327,903
Fund administration	1,705,461
Custody	85,708
Directors’ fees	119,511
Registration	205,374
Other	186,968
Gross expenses	39,754,756
Expense reductions (See Note 9)	(15,229)
Net expenses	39,739,527
Net investment income	194,044,276
Net realized and unrealized gain (loss):
Net realized loss on investments	(174,764,555)
Net realized loss on futures contracts, swaps and foreign currency related transactions	(79,278,796)
Net change in unrealized appreciation/depreciation on investments	603,634,329
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(38,900,939)
Net realized and unrealized gain	310,690,039
Net Increase in Net Assets Resulting From Operations	$504,734,315

44	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2016	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment income	$194,044,276	$372,825,843
Net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(254,043,351)	(98,375,192)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	564,733,390	(431,336,953)
Net increase (decrease) in net assets resulting from operations	504,734,315	(156,886,302)
Distributions to shareholders from:
Net investment income
Class A	(100,303,744)	(203,135,407)
Class B	(1,463,423)	(3,814,136)
Class C	(38,897,082)	(77,242,195)
Class F	(46,310,857)	(89,080,739)
Class I	(10,974,741)	(21,509,682)
Class P	(825,191)	(1,780,961)
Class R2	(88,124)	(167,864)
Class R3	(2,461,708)	(4,352,757)
Class R4	(6,494)	(2,155)
Class R5	(951)	(230)
Class R6	(286,343)	(136,375)
Net realized gain
Class A	–	(34,162,619)
Class B	–	(748,752)
Class C	–	(15,199,755)
Class F	–	(15,303,345)
Class I	–	(2,989,643)
Class P	–	(294,380)
Class R2	–	(27,899)
Class R3	–	(790,263)
Class R4	–	(74)
Class R5	–	(74)
Class R6	–	(74)
Total distributions to shareholders	(201,618,658)	(470,739,379)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	1,093,790,901	2,964,164,404
Reinvestment of distributions	172,679,276	403,973,062
Cost of shares reacquired	(1,189,518,893)	(3,264,686,299)
Net increase in net assets resulting from capital share transactions	76,951,284	103,451,167
Net increase (decrease) in net assets	380,066,941	(524,174,514)
NET ASSETS:
Beginning of period	$8,581,323,822	$9,105,498,336
End of period	$8,961,390,763	$8,581,323,822
Undistributed net investment income	$15,480,731	$23,055,113

See Notes to Financial Statements.	45

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions

Class A
6/30/2016(c)	$7.40	$0.17	$ 0.27	$ 0.44	$(0.18)	$ –	$(0.18)
12/31/2015	7.93	0.32	(0.44)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.15	0.37	– (e)	0.37	(0.39)	(0.20)	(0.59)
12/31/2013	8.14	0.42	0.19	0.61	(0.43)	(0.17)	(0.60)
12/31/2012	7.63	0.47	0.51	0.98	(0.47)	–	(0.47)
12/31/2011	7.81	0.47	(0.17)	0.30	(0.48)	–	(0.48)

Class B
6/30/2016(c)	7.43	0.14	0.27	0.41	(0.15)	–	(0.15)
12/31/2015	7.95	0.26	(0.43)	(0.17)	(0.29)	(0.06)	(0.35)
12/31/2014	8.18	0.31	(0.01)	0.30	(0.33)	(0.20)	(0.53)
12/31/2013	8.17	0.37	0.19	0.56	(0.38)	(0.17)	(0.55)
12/31/2012	7.66	0.42	0.51	0.93	(0.42)	–	(0.42)
12/31/2011	7.84	0.42	(0.17)	0.25	(0.43)	–	(0.43)

Class C
6/30/2016(c)	7.42	0.15	0.27	0.42	(0.16)	–	(0.16)
12/31/2015	7.95	0.27	(0.44)	(0.17)	(0.30)	(0.06)	(0.36)
12/31/2014	8.17	0.32	– (e)	0.32	(0.34)	(0.20)	(0.54)
12/31/2013	8.16	0.37	0.19	0.56	(0.38)	(0.17)	(0.55)
12/31/2012	7.65	0.42	0.51	0.93	(0.42)	–	(0.42)
12/31/2011	7.83	0.42	(0.17)	0.25	(0.43)	–	(0.43)

Class F
6/30/2016(c)	7.39	0.17	0.27	0.44	(0.18)	–	(0.18)
12/31/2015	7.91	0.33	(0.44)	(0.11)	(0.35)	(0.06)	(0.41)
12/31/2014	8.14	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)
12/31/2013	8.13	0.44	0.19	0.63	(0.45)	(0.17)	(0.62)
12/31/2012	7.62	0.49	0.51	1.00	(0.49)	–	(0.49)
12/31/2011	7.80	0.49	(0.17)	0.32	(0.50)	–	(0.50)

Class I
6/30/2016(c)	7.36	0.18	0.26	0.44	(0.18)	–	(0.18)
12/31/2015	7.89	0.34	(0.45)	(0.11)	(0.36)	(0.06)	(0.42)
12/31/2014	8.11	0.38	– (e)	0.38	(0.40)	(0.20)	(0.60)
12/31/2013	8.10	0.45	0.19	0.64	(0.46)	(0.17)	(0.63)
12/31/2012	7.60	0.49	0.51	1.00	(0.50)	–	(0.50)
12/31/2011	7.77	0.50	(0.16)	0.34	(0.51)	–	(0.51)

46	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.66	6.02	(d)	0.41	(d)	2.32	(d)	$4,327,808	73.61	(d)
7.40	(1.74)		0.82		4.10		4,183,669	118.51
7.93	4.51		0.86		4.50		4,524,711	87.69
8.15	7.78		0.96		5.16		4,784,258	43.16
8.14	13.22		0.96		5.88		4,850,567	45.87
7.63	3.88		0.97		6.07		4,345,679	35.73

7.69	5.59	(d)	0.81	(d)	1.93	(d)	67,173	73.61	(d)
7.43	(2.38)		1.62		3.31		80,073	118.51
7.95	3.61		1.62		3.78		126,256	87.69
8.18	7.08		1.61		4.53		166,433	43.16
8.17	12.47		1.61		5.25		225,154	45.87
7.66	3.35		1.62		5.39		295,027	35.73

7.68	5.68	(d)	0.72	(d)	2.01	(d)	1,908,220	73.61	(d)
7.42	(2.35)		1.46		3.48		1,882,589	118.51
7.95	3.85		1.50		3.86		2,082,896	87.69
8.17	7.08		1.61		4.52		1,986,431	43.16
8.16	12.47		1.61		5.23		2,051,198	45.87
7.65	3.22		1.62		5.42		1,790,610	35.73

7.65	6.07	(d)	0.36	(d)	2.36	(d)	2,018,922	73.61	(d)
7.39	(1.53)		0.72		4.20		1,893,642	118.51
7.91	4.53		0.72		4.59		1,817,781	87.69
8.14	8.05		0.71		5.40		1,118,411	43.16
8.13	13.50		0.71		6.11		1,047,325	45.87
7.62	4.12		0.72		6.30		847,032	35.73

7.62	6.14	(d)	0.31	(d)	2.42	(d)	472,572	73.61	(d)
7.36	(1.59)		0.62		4.28		382,854	118.51
7.89	4.76		0.62		4.68		393,851	87.69
8.11	8.16		0.61		5.48		345,614	43.16
8.10	13.49		0.62		6.25		230,006	45.87
7.60	4.35		0.62		6.39		316,777	35.73

See Notes to Financial Statements.	47

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions

Class P
6/30/2016(c)	$7.57	$0.17	$ 0.28	$ 0.45	$(0.18)	$ –	$(0.18)
12/31/2015	8.10	0.33	(0.45)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.33	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)
12/31/2013	8.31	0.44	0.20	0.64	(0.45)	(0.17)	(0.62)
12/31/2012	7.79	0.48	0.52	1.00	(0.48)	–	(0.48)
12/31/2011	7.98	0.48	(0.18)	0.30	(0.49)	–	(0.49)

Class R2
6/30/2016(c)	7.40	0.16	0.26	0.42	(0.16)	–	(0.16)
12/31/2015	7.93	0.29	(0.44)	(0.15)	(0.32)	(0.06)	(0.38)
12/31/2014	8.15	0.34	– (e)	0.34	(0.36)	(0.20)	(0.56)
12/31/2013	8.14	0.40	0.19	0.59	(0.41)	(0.17)	(0.58)
12/31/2012	7.63	0.45	0.52	0.97	(0.46)	–	(0.46)
12/31/2011	7.81	0.46	(0.18)	0.28	(0.46)	–	(0.46)

Class R3
6/30/2016(c)	7.39	0.16	0.26	0.42	(0.16)	–	(0.16)
12/31/2015	7.91	0.30	(0.44)	(0.14)	(0.32)	(0.06)	(0.38)
12/31/2014	8.14	0.35	(0.01)	0.34	(0.37)	(0.20)	(0.57)
12/31/2013	8.13	0.41	0.19	0.60	(0.42)	(0.17)	(0.59)
12/31/2012	7.62	0.45	0.52	0.97	(0.46)	–	(0.46)
12/31/2011	7.80	0.46	(0.17)	0.29	(0.47)	–	(0.47)

Class R4
6/30/2016(c)	7.40	0.17	0.27	0.44	(0.18)	–	(0.18)
6/30/2015 to 12/31/2015(f)	7.99	0.16	(0.52)	(0.36)	(0.17)	(0.06)	(0.23)

Class R5
6/30/2016(c)	7.36	0.18	0.27	0.45	(0.18)	–	(0.18)
6/30/2015 to 12/31/2015(f)	7.95	0.17	(0.52)	(0.35)	(0.18)	(0.06)	(0.24)

Class R6
6/30/2016(c)	7.37	0.18	0.27	0.45	(0.19)	–	(0.19)
6/30/2015 to 12/31/2015(f)	7.95	0.17	(0.51)	(0.34)	(0.18)	(0.06)	(0.24)

(a)	Calculated using average shares outstanding during the Period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount is less than $0.01.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

48	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.84	6.05	(d)	0.43	(d)	2.30	(d)	$ 35,481	73.61	(d)
7.57	(1.66)		0.87		4.06		35,632	118.51
8.10	4.39		0.87		4.51		44,078	87.69
8.33	7.92		0.91		5.23		79,051	43.16
8.31	13.21		0.96		5.88		99,968	45.87
7.79	3.88		1.03		6.01		109,252	35.73

7.66	5.81	(d)	0.61	(d)	2.12	(d)	4,507	73.61	(d)
7.40	(2.13)		1.22		3.71		4,075	118.51
7.93	4.15		1.22		4.13		4,557	87.69
8.15	7.52		1.21		4.92		3,442	43.16
8.14	12.94		1.21		5.62		2,624	45.87
7.63	3.62		1.22		5.84		1,629	35.73

7.65	5.87	(d)	0.55	(d)	2.18	(d)	113,952	73.61	(d)
7.39	(1.91)		1.12		3.82		107,581	118.51
7.91	4.13		1.10		4.24		111,368	87.69
8.14	7.63		1.11		5.01		85,119	43.16
8.13	13.07		1.11		5.73		69,100	45.87
7.62	3.73		1.12		5.94		47,338	35.73

7.66	5.99	(d)	0.43	(d)	2.29	(d)	411	73.61	(d)
7.40	(4.59	)(d)	0.87	(g)	4.27	(g)	207	118.51

7.63	6.28	(d)	0.30	(d)	2.40	(d)	95	73.61	(d)
7.36	(4.50	)(d)	0.62	(g)	4.39	(g)	10	118.51

7.63	6.19	(d)	0.26	(d)	2.47	(d)	12,249	73.61	(d)
7.37	(4.36	)(d)	0.54	(g)	4.49	(g)	10,994	118.51

See Notes to Financial Statements.	49

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven classes of shares: Class A, B, C, F, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask

Notes to Financial Statements (unaudited)(continued)

quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends and interest have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains upon settlement of such transactions are included in Net realized loss on futures contracts, swaps and foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on futures contracts, swaps and foreign currency related transactions in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer,

Notes to Financial Statements (unaudited)(continued)

obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Fund entered into credit default swaps based on CMBX indexes, CDX indexes and single issuers, which are comprised of a basket of commercial mortgage-backed securities, a basket of investment grade securities and a corporate issuer, respectively.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(j)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Financial Statements (unaudited)(continued)

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into

Notes to Financial Statements (unaudited)(continued)

bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of June 30, 2016, the Fund had no unfunded loan commitments.

(n)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2016, the effective management fee was at an annualized rate of .45% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	(1)	Class F	(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	.25%		–		.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%		.10%		.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2016:

Distributor	Dealers’
Commissions	Concessions
$206,236	$1,370,443

Distributor received CDSCs of $31,004 and $77,492 for Class A and Class C shares, respectively, for the six months ended June 30, 2016.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in

Notes to Financial Statements (unaudited)(continued)

the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and fiscal year ended December 31, 2015 was as follows:

	Six Months Ended
	6/30/2016	Year Ended
	(unaudited)	12/31/2015
Distributions paid from:
Ordinary income	$201,618,658	$404,420,206
Net long-term capital gains	–	66,319,173
Total distributions paid	$201,618,658	$470,739,379

As of December 31, 2015, the Fund had a capital loss carryforward of $23,998,879, which will carry forward indefinitely.

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,742,141,070
Gross unrealized gain	432,735,764
Gross unrealized loss	(216,013,331)
Net unrealized security gain	$216,722,433

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases	Purchases	Sales	Sales
$1,523,710,474	$4,811,796,485	$1,442,423,181	$4,845,399,302

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2016, the Fund engaged in cross-trades purchases of $4,312,125 and sales of $73,102,229, which resulted in net realized losses of $(3,602,323).

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2016 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for

Notes to Financial Statements (unaudited)(continued)

the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2016 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2016 (as described in note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of June 30, 2016, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest	Foreign
	Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$4,454,661
Futures Contracts(2)	$5,415,840	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$849,494
Futures Contracts(2)	$47,990,009	–

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2016, were as follows:

		Forward
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	$–	$–	$(9,331,843)
Forward Foreign Currency Exchange Contracts	–	(856,144)	–
Futures Contracts	(69,086,909)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$–	$–	$1,426,743
Forward Foreign Currency Exchange Contracts	–	2,228,270	–
Futures Contracts	(42,537,483)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$120,322,000
Forward Foreign Currency Exchange Contracts(3)	–	$109,518,077	–
Futures Contracts(4)	17,584	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2016.
(1)	Statement of Operations location: Net realized loss on futures contracts, swaps and foreign currency related transactions.
(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$4,454,661	$–	$4,454,661
Repurchase Agreement	102,880,968	–	102,880,968
Total	$107,335,629	$–	$107,335,629

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Barclays Bank plc	$125,043	$–	$–	$–	$125,043
Fixed Income Clearing Corp.	102,880,968	–	–	(102,880,968)	–
Morgan Stanley	1,893,459	–	(1,893,459)	–	–
Standard Chartered Bank	1,269,363	–	(1,269,363)	–	–
State Street Bank and Trust	1,166,796	(230,739)	(936,057)	–	–
Total	$107,335,629	$(230,739)	$(4,098,879)	$(102,880,968)	$125,043

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$849,494	$–	$849,494
Total	$849,494	$–	$849,494

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Goldman Sachs	$618,755	$–	$(450,000)	$–	$168,755
State Street Bank and Trust	230,739	(230,739)	–	–	–
Total	$849,494	$(230,739)	$(450,000)	$–	$168,755

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2016.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2016.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the

Notes to Financial Statements (unaudited)(continued)

Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency

Notes to Financial Statements (unaudited)(continued)

asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2016			Year Ended
		(unaudited)	December 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	50,386,211	$370,915,610	131,246,580	$1,038,999,088
Converted from Class B*	1,203,150	8,887,700	2,265,807	17,923,620
Reinvestment of distributions	12,297,592	91,562,110	27,702,794	217,958,808
Shares reacquired	(64,358,511)	(473,982,176)	(166,949,861)	(1,311,217,496)
Decrease	(471,558)	$(2,616,756)	(5,734,680)	$(36,335,980)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		June 30, 2016		Year Ended
		(unaudited)	December 31, 2015
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	44,775	$331,530	103,957	$828,858
Reinvestment of distributions	167,168	1,246,927	490,984	3,885,718
Shares reacquired	(1,057,777)	(7,830,156)	(3,432,425)	(27,164,015)
Converted to Class A*	(1,198,464)	(8,887,700)	(2,257,797)	(17,923,620)
Decrease	(2,044,298)	$(15,139,399)	(5,095,281)	$(40,373,059)

Class C Shares
Shares sold	16,006,798	$118,924,470	39,131,771	$309,149,708
Reinvestment of distributions	4,161,654	31,059,245	9,311,374	73,428,118
Shares reacquired	(25,486,252)	(188,681,083)	(56,919,000)	(447,972,142)
Decrease	(5,317,800)	$(38,697,368)	(8,475,855)	$(65,394,316)

Class F Shares
Shares sold	60,444,922	$446,170,131	133,374,158	$1,052,492,963
Reinvestment of distributions	4,986,297	37,084,824	10,571,181	82,964,455
Shares reacquired	(57,808,964)	(423,729,856)	(117,453,182)	(916,632,109)
Increase	7,622,255	$59,525,099	26,492,157	$218,825,309

Class I Shares
Shares sold	19,258,376	$139,242,003	64,068,084	$504,809,661
Reinvestment of distributions	1,094,479	8,115,736	2,340,442	18,322,999
Shares reacquired	(10,361,492)	(76,092,556)	(64,353,481)	(505,547,445)
Increase	9,991,363	$71,265,183	2,055,045	$17,585,215

Class P Shares
Shares sold	217,956	$1,663,562	416,652	$3,357,198
Reinvestment of distributions	107,874	820,777	256,555	2,064,006
Shares reacquired	(505,716)	(3,811,014)	(1,405,736)	(11,301,542)
Decrease	(179,886)	$(1,326,675)	(732,529)	$(5,880,338)

Class R2 Shares
Shares sold	150,058	$1,119,362	229,663	$1,790,094
Reinvestment of distributions	5,211	38,820	10,167	80,035
Shares reacquired	(117,594)	(858,053)	(264,402)	(2,093,382)
Increase (decrease)	37,675	$300,129	(24,572)	$(223,253)

Class R3 Shares
Shares sold	1,934,516	$14,278,496	5,226,130	$40,863,223
Reinvestment of distributions	330,604	2,457,690	654,437	5,129,497
Shares reacquired	(1,929,118)	(14,218,899)	(5,398,204)	(42,243,230)
Increase	336,002	$2,517,287	482,363	$3,749,490

Class R4 Shares(a)
Shares sold	25,625	$191,621	28,138	$215,663
Reinvestment of distributions	774	5,775	295	2,229
Shares reacquired	(639)	(4,834)	(506)	(3,829)
Increase	25,760	$192,562	27,927	$214,063

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	June 30, 2016			Year Ended
		(unaudited)	December 31, 2015
Class R5 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	11,298	$85,103	1,258	$10,000
Reinvestment of distributions	126	952	40	304
Shares reacquired	(285)	(2,147)	–	–
Increase	11,139	$83,908	1,298	$10,304

Class R6 Shares(a)
Shares sold	117,059	$869,013	1,541,823	$11,647,948
Reinvestment of distributions	38,637	286,420	18,201	136,893
Shares reacquired	(42,052)	(308,119)	(67,955)	(511,109)
Increase	113,644	$847,314	1,492,069	$11,273,732

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

14.	SUBSEQUENT EVENT

On July 26, 2016, the U.S. Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3 (08/16)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 24, 2016

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 24, 2016

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 24, 2016